Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.6% †
U.S. Treasuries – 28.5%
U.S. Treasury Bonds
2.25%	08/15/46	$1,602,000	$1,910,135	(a	)
3.00%	08/15/48	7,755,700	10,727,103	(a	)
4.50%	08/15/39	258,000	407,479
U.S. Treasury Notes
1.38%	01/31/22	7,784,000	7,946,369	(a	)
1.50%	01/15/23	1,132,000	1,170,205	(a	)
1.63%	12/15/22 - 02/15/26	13,482,800	14,246,732	(a	)
1.75%	12/31/24	1,973,500	2,100,390	(a	)
1.88%	06/30/20 - 12/15/20	17,957,900	18,099,402	(a	)
2.50%	01/31/24	6,756,600	7,308,213	(a	)
2.63%	02/15/29	1,602,000	1,869,584	(a	)
			65,785,612
Agency Mortgage Backed – 28.9%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43 - 04/01/43	11,598,831	12,280,750	(a	)
4.05%	09/25/28	300,000	350,967	(a,b	)
4.50%	06/01/33 - 02/01/35	11,858	12,939	(a	)
5.00%	07/01/35	89,561	99,455	(a	)
5.50%	05/01/20 - 04/01/39	148,433	166,281	(a	)
6.00%	08/01/29 - 11/01/37	338,826	392,403	(a	)
7.00%	01/01/27 - 08/01/36	71,278	83,614	(a	)
7.50%	11/01/29 - 09/01/33	6,914	7,744	(a	)
8.00%	11/01/30	3,181	3,623	(a	)
Federal National Mortgage Assoc.
3.50%	06/01/44 - 07/01/47	11,799,950	12,621,461	(a	)
4.00%	01/01/41 - 03/01/41	939,304	1,020,470	(a	)
4.50%	08/01/20 - 02/01/40	727,499	801,532	(a	)
5.00%	07/01/20 - 05/01/39	219,087	242,264	(a	)
5.50%	06/01/20 - 01/01/39	569,551	639,485	(a	)
6.00%	05/01/20 - 05/01/41	1,242,295	1,438,422	(a	)
6.50%	05/01/21 - 08/01/36	59,316	66,555	(a	)
7.00%	10/01/32 - 02/01/34	8,722	9,718	(a	)
7.50%	12/01/26 - 03/01/33	37,873	43,139	(a	)
8.00%	06/01/24 - 10/01/31	10,147	11,194	(a	)
8.50%	04/01/30	2,159	2,575	(a	)
9.00%	12/01/22	589	608	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	2,387	2,417	(a,b	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	09/25/46	2,459,366	568,954	(a,b,c	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	5,668,000	5,875,797	(d	)
3.00%	TBA	3,113,000	3,264,012	(d	)
4.00%	TBA	7,876,000	8,365,533	(d	)
4.50%	TBA	2,217,000	2,385,825	(d	)
Government National Mortgage Assoc.
3.00%	12/20/42	4,470,545	4,810,968	(a	)
4.00%	01/20/41 - 04/20/43	1,429,087	1,565,544	(a	)
4.50%	08/15/33 - 03/20/41	653,416	718,865	(a	)
5.00%	08/15/33	35,998	39,880	(a	)
6.00%	04/15/27 - 09/15/36	179,483	206,858	(a	)
6.50%	03/15/24 - 09/15/36	61,712	69,264	(a	)
7.00%	11/15/27 - 10/15/36	38,814	44,263	(a	)
7.50%	03/15/23 - 11/15/31	13,243	14,077	(a	)
8.00%	09/15/27 - 06/15/30	23,659	25,528	(a	)
9.00%	12/15/21	215	220	(a	)
2.50%	TBA	1,250,000	1,305,987	(d	)
3.00%	TBA	1,274,000	1,347,268	(d	)
3.50%	TBA	5,502,000	5,800,263	(d	)
			66,706,722
Agency Collateralized Mortgage Obligations – 1.6%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	810,990	2,335	(a,b,c	)
2.43%	08/25/29	1,392,000	1,469,086	(a	)
2.51%	07/25/29	745,000	791,480	(a	)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	$169,281	$6,090	(a,c	)
5.50%	06/15/33	31,757	5,469	(a,c	)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.45%	10/15/42	2,319,493	393,304	(a,b,c	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.90%	08/15/25	59,144	2,482	(a,b,c	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	628	597	(a,e,f	)
8.00%	02/01/23 - 07/01/24	1,891	200	(a,c	)
Federal National Mortgage Assoc. REMIC
1.10%	12/25/42	179,036	7,159	(a,b,c	)
5.00%	02/25/40 - 09/25/40	98,213	10,848	(a,c	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	07/25/38	33,987	5,516	(a,b,c	)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
5.60%	11/25/41	3,298,343	812,195	(a,b,c	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	33,444	31,031	(a,e,f	)
4.50%	08/25/35 - 01/25/36	71,507	10,256	(a,c	)
5.00%	03/25/38 - 05/25/38	36,990	5,797	(a,c	)
5.50%	12/25/33	10,680	2,067	(a,c	)
6.00%	01/25/35	40,424	8,157	(a,c	)
7.50%	11/25/23	3,490	308	(a,c	)
8.00%	08/25/23 - 07/25/24	3,441	392	(a,c	)
8.50%	07/25/22	363	20	(a,c	)
9.00%	05/25/22	270	13	(a,c	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	40,445	654	(a,c	)
5.00%	09/20/38	162	—	(a,c,g	)
			3,565,456
Asset Backed – 3.3%
Ally Auto Receivables Trust
2.35%	06/15/22	132,663	132,911
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
0.94%	04/15/24	1,254,000	1,226,583	(b	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	1,264,000	1,294,415
BA Credit Card Trust 2018-A1
2.70%	07/17/23	528,000	528,732
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	333,000	332,133	(h	)
CarMax Auto Owner Trust
3.13%	06/15/23	199,000	200,484
Chase Funding Trust 2004-1
4.99%	11/25/33	136,838	129,656	(i	)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	487,000	481,411	(a,h	)
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
1.02%	09/15/22	460,000	455,977	(b,h	)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	663,000	663,096	(h	)
Nissan Auto Lease Trust
1.80%	05/16/22	320,000	318,189
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	385,000	386,968
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	135,000	134,562	(h	)
Toyota Auto Receivables Owner Trust
2.05%	09/15/22	466,000	464,749
Trillium Credit Card Trust II
3.04%	01/26/24	932,000	933,131	(h	)
			7,682,997
Corporate Notes – 31.6%
3M Co.
2.65%	04/15/25	70,000	72,454
3.05%	04/15/30	85,000	89,076
3.13%	09/19/46	39,000	37,700	(a	)
3.70%	04/15/50	55,000	62,440
Abbott Laboratories
3.75%	11/30/26	28,000	31,248	(a	)
4.90%	11/30/46	68,000	93,018	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
AbbVie Inc.
2.60%	11/21/24	$145,000	$146,396	(a,h	)
2.95%	11/21/26	200,000	202,408	(a,h	)
3.20%	05/14/26	70,000	71,347	(a	)
3.20%	11/21/29	130,000	129,252	(a,h	)
4.05%	11/21/39	85,000	88,122	(a,h	)
4.25%	11/21/49	55,000	58,595	(a,h	)
4.70%	05/14/45	31,000	34,827	(a	)
4.88%	11/14/48	23,000	26,675	(a	)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	150,000	137,742	(a	)
Aetna Inc.
3.50%	11/15/24	68,000	69,379	(a	)
Aircastle Ltd.
4.25%	06/15/26	112,000	94,423	(a	)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	165,000	150,718	(a,h	)
Alcon Finance Corp.
3.80%	09/23/49	207,000	206,638	(a,h	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	43,000	43,897	(a	)
Alibaba Group Holding Ltd.
4.00%	12/06/37	200,000	225,616	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	116,000	114,244	(a,h	)
2.95%	01/25/30	95,000	88,012	(a,h	)
3.80%	01/25/50	117,000	102,521	(a,h	)
Allergan Finance LLC
3.25%	10/01/22	84,000	84,537	(a	)
4.63%	10/01/42	13,000	15,374	(a	)
Allergan Funding SCS
3.45%	03/15/22	207,000	208,273	(a	)
Allergan Sales LLC
5.00%	12/15/21	194,000	205,304	(a,h	)
Ally Financial Inc.
5.75%	11/20/25	95,000	92,975	(a	)
Altria Group Inc.
2.95%	05/02/23	54,000	53,826	(a	)
3.80%	02/14/24	45,000	45,646	(a	)
4.25%	08/09/42	10,000	9,079	(a	)
4.50%	05/02/43	44,000	41,706	(a	)
4.80%	02/14/29	107,000	111,117	(a	)
Amazon.com Inc.
3.15%	08/22/27	34,000	37,534	(a	)
4.05%	08/22/47	35,000	44,399	(a	)
4.25%	08/22/57	23,000	30,710	(a	)
Ameren Corp.
2.50%	09/15/24	206,000	200,265	(a	)
3.50%	01/15/31	80,000	79,810
3.65%	02/15/26	45,000	45,119	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	207,001	(a	)
4.38%	04/22/49	200,000	219,968	(a	)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	36,000	37,472	(a	)
American Electric Power Company Inc.
3.25%	03/01/50	60,000	53,510	(a	)
American Electric Power Company Inc.
2.30%	03/01/30	70,000	65,537	(a	)
American Express Co.
3.00%	10/30/24	56,000	58,100	(a	)
American International Group Inc.
4.25%	03/15/29	82,000	85,020	(a	)
4.50%	07/16/44	88,000	90,395	(a	)
6.40%	12/15/20	57,000	58,601	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	23,000	19,731	(a,b	)
American Tower Corp.
2.90%	01/15/30	84,000	80,669	(a	)
3.70%	10/15/49	48,000	44,341	(a	)
3.80%	08/15/29	101,000	102,677	(a	)

		Principal Amount	Fair Value
American Water Capital Corp.
2.95%	09/01/27	$65,000	$63,894	(a	)
Amgen Inc.
2.45%	02/21/30	281,000	278,449	(a	)
2.65%	05/11/22	125,000	126,351	(a	)
3.15%	02/21/40	140,000	139,859	(a	)
3.38%	02/21/50	140,000	145,400	(a	)
4.56%	06/15/48	74,000	90,548	(a	)
4.66%	06/15/51	23,000	28,860	(a	)
Anglo American Capital Co.
5.38%	04/01/25	210,000	212,337	(h	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	107,000	112,101	(a	)
4.70%	02/01/36	39,000	40,718	(a	)
4.90%	02/01/46	89,000	96,933	(a	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	23,000	24,372	(a	)
4.38%	04/15/38	133,000	136,955	(a	)
4.60%	04/15/48	48,000	50,713	(a	)
4.75%	04/15/58	43,000	43,928	(a	)
5.55%	01/23/49	141,000	165,503	(a	)
Anthem Inc.
2.88%	09/15/29	47,000	45,724	(a	)
3.30%	01/15/23	67,000	68,091	(a	)
3.70%	09/15/49	47,000	46,530	(a	)
Apache Corp.
4.38%	10/15/28	24,000	13,039	(a	)
5.10%	09/01/40	50,000	23,886	(a	)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	90,000	81,626	(a,b,h	)
Apple Inc.
2.20%	09/11/29	68,000	69,663	(a	)
2.85%	05/11/24	68,000	71,599	(a	)
2.95%	09/11/49	60,000	63,406	(a	)
3.35%	02/09/27	35,000	38,204	(a	)
3.45%	02/09/45	129,000	145,093	(a	)
3.85%	08/04/46	92,000	111,649	(a	)
Applied Materials Inc.
4.35%	04/01/47	53,000	67,661	(a	)
Aptiv PLC
4.40%	10/01/46	39,000	30,319	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	48,000	48,262	(a	)
Ares Capital Corp.
3.25%	07/15/25	467,000	376,052	(a	)
Ascension Health
4.85%	11/15/53	84,000	112,597	(a	)
AstraZeneca PLC
3.50%	08/17/23	53,000	55,819	(a	)
4.00%	01/17/29	34,000	38,110	(a	)
4.38%	08/17/48	19,000	23,495	(a	)
AT&T Inc.
4.35%	03/01/29	103,000	110,323	(a	)
4.45%	04/01/24	52,000	55,382	(a	)
4.50%	05/15/35	96,000	103,386	(a	)
4.55%	03/09/49	49,000	52,613	(a	)
4.75%	05/15/46	33,000	36,118	(a	)
4.80%	06/15/44	76,000	82,699	(a	)
4.85%	03/01/39	78,000	87,193	(a	)
5.15%	11/15/46	13,000	15,174	(a	)
5.25%	03/01/37	67,000	78,170	(a	)
5.35%	12/15/43	52,000	55,549	(a	)
5.45%	03/01/47	128,000	154,090	(a	)
Athene Holding Ltd.
4.13%	01/12/28	62,000	56,757	(a	)
6.15%	04/03/30	141,000	140,729
Avangrid Inc.
3.15%	12/01/24	100,000	100,014	(a	)
Avery Dennison Corp.
2.65%	04/30/30	120,000	113,328	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Baidu Inc.
2.88%	07/06/22	$255,000	$258,608	(a	)
Bank of America Corp.
3.25%	10/21/27	3,000	3,169	(a	)
3.95%	04/21/25	73,000	76,094	(a	)
4.18%	11/25/27	137,000	144,124	(a	)
4.25%	10/22/26	108,000	113,965	(a	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	84,000	84,938	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	42,000	43,745	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	67,000	68,908	(a,b	)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	233,000	243,713	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	44,000	47,995	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	91,000	101,490	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	31,000	33,586	(a,b	)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	190,000	164,050	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	85,000	96,330	(a,b	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	150,000	153,042	(a,b	)
Barclays PLC
4.84%	05/09/28	200,000	204,064	(a	)
Barrick North America Finance LLC
5.70%	05/30/41	14,000	16,984	(a	)
BAT Capital Corp.
2.76%	08/15/22	93,000	91,397	(a	)
3.56%	08/15/27	47,000	44,999	(a	)
4.39%	08/15/37	96,000	88,048	(a	)
4.54%	08/15/47	43,000	39,180	(a	)
4.70%	04/02/27	141,000	144,535
4.91%	04/02/30	141,000	144,689
5.28%	04/02/50	94,000	94,028
Baxter International Inc.
3.75%	10/01/25	95,000	101,026	(a,h	)
3.95%	04/01/30	40,000	43,292	(a,h	)
Bayer US Finance II LLC
3.50%	06/25/21	416,000	417,310	(a,h	)
Becton Dickinson and Co.
2.89%	06/06/22	89,000	88,413	(a	)
3.70%	06/06/27	55,000	55,629	(a	)
3.73%	12/15/24	3,000	3,093	(a	)
4.67%	06/06/47	13,000	14,081	(a	)
4.69%	12/15/44	11,000	11,763	(a	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	34,000	35,111	(a	)
3.70%	07/15/30	105,000	112,880	(h	)
3.80%	07/15/48	37,000	38,119	(a	)
4.25%	10/15/50	120,000	137,256	(h	)
6.13%	04/01/36	21,000	27,774	(a	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	56,000	68,924	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	3,641	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	23,000	30,773	(a	)

		Principal Amount	Fair Value
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%	11/19/25	$289,000	$280,735	(a,b,h	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	149,238	(a,b,h	)
Boardwalk Pipelines LP
4.80%	05/03/29	91,000	69,439	(a	)
Boston Scientific Corp.
4.70%	03/01/49	35,000	39,400	(a	)
BP Capital Markets America Inc.
3.00%	02/24/50	110,000	102,700	(a	)
3.02%	01/16/27	114,000	114,288	(a	)
3.22%	11/28/23	55,000	56,460	(a	)
BPCE S.A.
4.50%	03/15/25	238,000	241,477	(a,h	)
Brighthouse Financial Inc.
3.70%	06/22/27	8,000	7,056	(a	)
4.70%	06/22/47	4,000	3,158	(a	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	136,000	144,542	(a,h	)
3.40%	07/26/29	91,000	100,259	(a,h	)
3.45%	11/15/27	3,000	3,194	(a,h	)
4.13%	06/15/39	72,000	86,255	(a,h	)
4.25%	10/26/49	72,000	90,919	(a,h	)
4.35%	11/15/47	4,000	5,012	(a,h	)
4.55%	02/20/48	26,000	33,099	(a,h	)
5.00%	08/15/45	32,000	42,696	(a,h	)
Brixmor Operating Partnership LP
3.90%	03/15/27	36,000	34,424	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	16,000	15,586	(a	)
3.00%	01/15/22	67,000	66,227	(a	)
3.13%	01/15/25	16,000	15,019	(a	)
3.88%	01/15/27	31,000	29,611	(a	)
Brown-Forman Corp.
4.00%	04/15/38	15,000	15,487	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	25,000	22,225	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	85,000	100,000	(a	)
4.55%	09/01/44	124,000	148,562	(a	)
Cameron LNG LLC
3.30%	01/15/35	22,000	19,115	(a,h	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	77,000	60,490	(a	)
4.95%	06/01/47	16,000	11,488	(a	)
Cantor Fitzgerald LP
4.88%	05/01/24	227,000	233,229	(a,h	)
Capital One Financial Corp.
3.75%	07/28/26	124,000	117,868	(a	)
4.75%	07/15/21	181,000	185,196	(a	)
Cardinal Health Inc.
2.62%	06/15/22	45,000	45,233	(a	)
3.08%	06/15/24	26,000	25,725	(a	)
Carlisle Companies Inc.
2.75%	03/01/30	125,000	109,022	(a	)
Carrier Global Corp.
2.72%	02/15/30	90,000	82,841	(a,h	)
3.38%	04/05/40	60,000	53,011	(a,h	)
3.58%	04/05/50	90,000	78,070	(a,h	)
Caterpillar Inc.
3.25%	09/19/49	88,000	88,199	(a	)
3.80%	08/15/42	26,000	28,608	(a	)
Celulosa Arauco y Constitucion S.A.
4.20%	01/29/30	209,000	177,692	(a,h	)
Centene Corp.
3.38%	02/15/30	194,000	180,598	(a,h	)
4.25%	12/15/27	227,000	222,480	(a,h	)
4.63%	12/15/29	70,000	70,311	(a,h	)
CenterPoint Energy Inc.
2.50%	09/01/22	178,000	177,131	(a	)
3.60%	11/01/21	83,000	82,856	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	$132,000	$136,822	(a	)
4.80%	03/01/50	47,000	49,242
5.05%	03/30/29	51,000	55,033	(a	)
5.75%	04/01/48	101,000	115,000	(a	)
6.38%	10/23/35	13,000	15,453	(a	)
6.48%	10/23/45	30,000	35,900	(a	)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	185,000	155,522	(a	)
Chevron Corp.
3.19%	06/24/23	50,000	52,283	(a	)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
5.13%	04/01/25	235,000	242,189	(a,d,h	)
Chubb INA Holdings Inc.
4.35%	11/03/45	67,000	82,540	(a	)
Cigna Corp.
2.40%	03/15/30	85,000	80,912	(a	)
3.25%	04/15/25	55,000	54,809	(a,h	)
3.40%	09/17/21 - 03/15/50	99,000	98,989	(a	)
3.40%	03/01/27	54,000	54,579	(a,h	)
3.75%	07/15/23	36,000	37,035	(a	)
3.88%	10/15/47	22,000	21,963	(a,h	)
4.13%	11/15/25	93,000	99,316	(a	)
4.38%	10/15/28	34,000	36,538	(a	)
4.80%	08/15/38	32,000	35,928	(a	)
4.90%	12/15/48	19,000	22,698	(a	)
Cisco Systems Inc.
5.90%	02/15/39	49,000	70,517	(a	)
Citigroup Inc.
2.70%	10/27/22	84,000	84,447	(a	)
4.45%	09/29/27	22,000	22,858	(a	)
4.65%	07/23/48	129,000	154,920	(a	)
4.75%	05/18/46	53,000	57,405	(a	)
5.50%	09/13/25	238,000	268,007	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	56,000	56,106	(a,b	)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	68,000	65,963	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	41,000	43,309	(a,b	)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	191,000	161,766	(a,b	)
CME Group Inc.
3.75%	06/15/28	42,000	46,956	(a	)
CMS Energy Corp.
4.88%	03/01/44	151,000	170,385	(a	)
CNA Financial Corp.
3.45%	08/15/27	33,000	31,650	(a	)
3.90%	05/01/29	89,000	88,545	(a	)
CNH Industrial Capital LLC
4.38%	11/06/20	68,000	67,349	(a	)
4.88%	04/01/21	84,000	84,355	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	455,317	(a	)
Comcast Corp.
3.10%	04/01/25	80,000	84,902	(a	)
3.20%	07/15/36	85,000	88,528	(a	)
3.25%	11/01/39	115,000	118,478	(a	)
3.38%	08/15/25	4,000	4,245	(a	)
3.45%	02/01/50	70,000	75,785	(a	)
3.97%	11/01/47	150,000	172,569	(a	)
4.15%	10/15/28	80,000	89,798	(a	)
4.60%	08/15/45	53,000	64,317	(a	)
4.70%	10/15/48	44,000	56,870	(a	)
CommonSpirit Health
4.35%	11/01/42	130,000	127,895	(a	)
Conagra Brands Inc.
3.80%	10/22/21	157,000	158,008	(a	)
5.30%	11/01/38	38,000	41,407	(a	)
5.40%	11/01/48	29,000	32,431	(a	)

		Principal Amount	Fair Value
Conagra Brands Inc. (2.55% fixed rate until 04/13/20; 0.75% + 3 month USD LIBOR)
2.55%	10/22/20	$62,000	$61,254	(a,b	)
Concho Resources Inc.
4.30%	08/15/28	50,000	43,131	(a	)
4.88%	10/01/47	32,000	24,345	(a	)
ConocoPhillips Co.
4.30%	11/15/44	84,000	74,907	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	81,000	77,419	(a	)
3.35%	04/01/30	40,000	41,337
3.88%	06/15/47	46,000	46,659	(a	)
3.95%	04/01/50	65,000	69,142
Constellation Brands Inc.
3.15%	08/01/29	191,000	177,916	(a	)
3.70%	12/06/26	71,000	69,501	(a	)
4.50%	05/09/47	68,000	63,478	(a	)
Continental Resources Inc.
4.50%	04/15/23	254,000	140,876	(a	)
Corning Inc.
4.38%	11/15/57	46,000	48,457	(a	)
Credit Suisse Group AG (4.19% fixed rate until 04/01/30; 3.73% + SOFR thereafter)
4.19%	04/01/31	272,000	279,447	(b,d,h	)
Crown Castle International Corp.
3.30%	07/01/30	140,000	138,851
4.15%	07/01/50	40,000	39,560
5.20%	02/15/49	61,000	65,626	(a	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	143,000	162,417	(a	)
CubeSmart LP
4.38%	02/15/29	97,000	101,450	(a	)
CVS Health Corp.
3.00%	08/15/26	94,000	94,675	(a	)
3.25%	08/15/29	75,000	74,954	(a	)
3.35%	03/09/21	59,000	59,381	(a	)
3.63%	04/01/27	90,000	92,371
3.75%	04/01/30	65,000	67,077
3.88%	07/20/25	34,000	35,173	(a	)
4.10%	03/25/25	90,000	95,202	(a	)
4.25%	04/01/50	45,000	47,052
4.30%	03/25/28	26,000	27,562	(a	)
4.78%	03/25/38	50,000	55,212	(a	)
5.00%	12/01/24	75,000	80,927	(a	)
5.05%	03/25/48	84,000	95,915	(a	)
5.13%	07/20/45	54,000	61,907	(a	)
Deere & Co.
2.75%	04/15/25	135,000	141,051
3.10%	04/15/30	95,000	101,766
3.75%	04/15/50	85,000	97,411
Dell International LLC/EMC Corp.
4.00%	07/15/24	109,000	110,185	(a,h	)
4.42%	06/15/21	132,000	131,908	(a,h	)
5.45%	06/15/23	50,000	51,392	(a,h	)
6.02%	06/15/26	24,000	24,832	(a,h	)
8.10%	07/15/36	11,000	12,575	(a,h	)
8.35%	07/15/46	17,000	19,907	(a,h	)
Deutsche Bank AG
2.70%	07/13/20	117,000	115,169	(a	)
3.30%	11/16/22	205,000	201,773	(a	)
Deutsche Telekom AG
3.63%	01/21/50	191,000	187,770	(a,h	)
Devon Energy Corp.
5.00%	06/15/45	34,000	21,776	(a	)
DH Europe Finance II Sarl
2.60%	11/15/29	82,000	81,565	(a	)
3.25%	11/15/39	47,000	45,114	(a	)
3.40%	11/15/49	23,000	22,727	(a	)
Diamondback Energy Inc.
2.88%	12/01/24	115,000	80,219	(a	)
3.25%	12/01/26	80,000	56,742	(a	)
3.50%	12/01/29	69,000	47,409	(a	)
5.38%	05/31/25	278,000	205,709	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Digital Realty Trust LP
3.60%	07/01/29	$149,000	$146,568	(a	)
Discover Bank
2.70%	02/06/30	250,000	218,385	(a	)
3.10%	06/04/20	291,000	290,281	(a	)
Discovery Communications LLC
2.95%	03/20/23	234,000	233,085	(a	)
3.95%	03/20/28	57,000	56,003	(a	)
4.95%	05/15/42	17,000	16,392	(a	)
5.00%	09/20/37	23,000	23,013	(a	)
Dollar Tree Inc.
4.00%	05/15/25	67,000	68,841	(a	)
Dominion Energy Inc.
3.07%	08/15/24	85,000	84,381	(a,i	)
3.38%	04/01/30	140,000	138,593
Dover Corp.
2.95%	11/04/29	95,000	99,559	(a	)
DTE Energy Co.
2.85%	10/01/26	40,000	39,359	(a	)
3.85%	12/01/23	40,000	41,313	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	52,000	58,833	(a	)
Duke Energy Corp.
1.80%	09/01/21	111,000	110,215	(a	)
3.55%	09/15/21	66,000	66,688	(a	)
3.75%	09/01/46	16,000	16,004	(a	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	137,000	117,276	(a,b	)
Duke Energy Progress LLC
4.15%	12/01/44	58,000	63,384	(a	)
Duke Realty LP
3.05%	03/01/50	40,000	31,789	(a	)
3.25%	06/30/26	44,000	43,997	(a	)
3.38%	12/15/27	37,000	37,154	(a	)
DuPont de Nemours Inc.
5.32%	11/15/38	28,000	31,396	(a	)
5.42%	11/15/48	28,000	32,353	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	120,000	117,072	(a,h	)
Eastman Chemical Co.
3.50%	12/01/21	89,000	90,210	(a	)
3.60%	08/15/22	35,000	36,916	(a	)
4.50%	01/15/21	181,000	182,794	(a	)
4.65%	10/15/44	94,000	101,265	(a	)
Eaton Corp.
3.10%	09/15/27	48,000	48,275	(a	)
Edison International
2.40%	09/15/22	279,000	269,029	(a	)
4.95%	04/15/25	155,000	154,642
5.75%	06/15/27	29,000	30,137	(a	)
Eli Lilly & Co.
3.95%	03/15/49	86,000	108,194	(a	)
Emera US Finance LP
4.75%	06/15/46	16,000	14,929	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	12,000	11,609	(a	)
Enel Finance International N.V.
3.63%	05/25/27	273,000	275,670	(a,h	)
Energy Transfer Operating LP
4.25%	03/15/23	89,000	80,085	(a	)
4.50%	04/15/24	58,000	52,192	(a	)
4.95%	06/15/28	28,000	23,587	(a	)
6.13%	12/15/45	21,000	18,008	(a	)
6.50%	02/01/42	79,000	69,543	(a	)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	285,000	173,613	(a,b	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	43,000	38,827	(a	)

		Principal Amount	Fair Value
Entergy Louisiana LLC
3.05%	06/01/31	$64,000	$64,298	(a	)
4.00%	03/15/33	33,000	36,571	(a	)
Enterprise Products Operating LLC
4.25%	02/15/48	112,000	106,368	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	44,000	30,283	(a,b	)
EOG Resources Inc.
4.15%	01/15/26	7,000	7,220	(a	)
5.10%	01/15/36	34,000	33,448	(a	)
EPR Properties
4.95%	04/15/28	46,000	41,780	(a	)
Equinor ASA
3.25%	11/18/49	50,000	49,744	(a	)
ERP Operating LP
4.50%	07/01/44	37,000	41,106	(a	)
Essex Portfolio LP
2.65%	03/15/32	50,000	45,188	(a	)
Eversource Energy
3.45%	01/15/50	183,000	168,016	(a	)
Exelon Corp.
3.50%	06/01/22	71,000	68,933	(a	)
4.05%	04/15/30	141,000	143,871
4.45%	04/15/46	94,000	93,415	(a	)
4.70%	04/15/50	94,000	98,737
FedEx Corp.
4.10%	02/01/45	91,000	81,278	(a	)
FirstEnergy Corp.
3.90%	07/15/27	16,000	16,253	(a	)
FirstEnergy Transmission LLC
4.55%	04/01/49	84,000	83,935	(a,h	)
Fiserv Inc.
3.50%	07/01/29	38,000	39,395	(a	)
4.40%	07/01/49	38,000	40,129	(a	)
Florida Power & Light Co.
2.85%	04/01/25	170,000	177,434	(a	)
4.13%	02/01/42	65,000	73,798	(a	)
Ford Motor Co.
4.35%	12/08/26	54,000	42,190	(a	)
Ford Motor Credit Company LLC
3.10%	05/04/23	237,000	210,930	(a	)
3.22%	01/09/22	215,000	200,702	(a	)
3.34%	03/28/22	200,000	187,600	(a	)
5.88%	08/02/21	302,000	295,924	(a	)
General Dynamics Corp.
3.25%	04/01/25	45,000	47,850	(a	)
4.25%	04/01/50	70,000	87,740	(a	)
General Mills Inc.
2.88%	04/15/30	55,000	54,890
3.70%	10/17/23	67,000	69,720	(a	)
4.55%	04/17/38	34,000	37,392	(a	)
4.70%	04/17/48	13,000	14,796	(a	)
General Motors Co.
5.20%	04/01/45	12,000	9,192	(a	)
5.40%	04/01/48	30,000	21,153	(a	)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	300,000	279,401	(a	)
3.55%	04/09/21	196,000	187,511	(a	)
4.20%	11/06/21	359,000	336,979	(a	)
5.25%	03/01/26	55,000	48,438	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	272,000	287,273	(a,h	)
Gilead Sciences Inc.
2.95%	03/01/27	12,000	12,396	(a	)
3.50%	02/01/25	33,000	35,317	(a	)
3.65%	03/01/26	34,000	36,709	(a	)
4.15%	03/01/47	78,000	95,134	(a	)
4.80%	04/01/44	32,000	40,947	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	80,000	84,108	(a	)
3.63%	05/15/25	75,000	81,257	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
GlaxoSmithKline Capital PLC
3.38%	06/01/29	$105,000	$112,940	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	69,000	68,157	(a,h	)
Grupo Televisa SAB
5.00%	05/13/45	204,000	202,388	(a	)
Halliburton Co.
3.80%	11/15/25	4,000	3,751	(a	)
5.00%	11/15/45	45,000	34,754	(a	)
HCA Inc.
4.13%	06/15/29	48,000	47,948	(a	)
Hess Corp.
5.60%	02/15/41	19,000	13,040	(a	)
5.80%	04/01/47	12,000	8,074	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	20,000	23,914	(a	)
Highwoods Realty LP
4.13%	03/15/28	52,000	53,783	(a	)
4.20%	04/15/29	132,000	138,909	(a	)
Honeywell International Inc.
2.70%	08/15/29	5,000	5,035	(a	)
HSBC Holdings PLC
4.25%	03/14/24	222,000	230,756	(a	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	423,000	438,355	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	465,000	436,007	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	205,000	191,784	(a,b	)
Huntington Bancshares Inc.
2.55%	02/04/30	187,000	169,712	(a	)
Hyundai Capital America
3.10%	04/05/22	57,000	55,732	(a,h	)
Imperial Brands Finance PLC
3.13%	07/26/24	264,000	249,813	(a,h	)
3.50%	07/26/26	200,000	189,212	(a,h	)
ING Groep N.V.
4.10%	10/02/23	287,000	294,192	(a	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	63,000	62,693	(a	)
3.80%	03/21/29	26,000	26,724	(a	)
Intel Corp.
2.45%	11/15/29	280,000	283,886	(a	)
2.88%	05/11/24	18,000	18,604	(a	)
3.10%	02/15/60	135,000	140,517	(a	)
International Business Machines Corp.
3.45%	02/19/26	254,000	271,214	(a	)
4.15%	05/15/39	150,000	169,615	(a	)
4.25%	05/15/49	150,000	176,052	(a	)
International Paper Co.
4.40%	08/15/47	69,000	68,869	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	238,000	250,564	(a	)
Jabil Inc.
3.95%	01/12/28	63,000	59,627	(a	)
Jefferies Group LLC
5.13%	01/20/23	53,000	53,930	(a	)
John Deere Capital Corp.
2.45%	01/09/30	235,000	238,546	(a	)
Johnson & Johnson
3.63%	03/03/37	46,000	53,727	(a	)
Johnson Controls International PLC
4.50%	02/15/47	26,000	27,763	(a	)
JPMorgan Chase & Co.
3.30%	04/01/26	174,000	181,416	(a	)
3.63%	12/01/27	35,000	36,853	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	42,000	43,614	(a,b	)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	$57,000	$63,591	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	105,000	120,661	(a,b	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	158,000	169,758	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	61,000	65,649	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	67,000	74,436	(a,b	)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	187,000	164,644	(a,b	)
JPMorgan Chase & Co. (5.24% fixed rate until 4/30/20; 3.47% + 3 month USD LIBOR thereafter)
5.24%	12/29/49	64,000	57,366	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	145,000	141,990	(a,b	)
Kaiser Foundation Hospitals
3.27%	11/01/49	154,000	154,054	(a	)
Keurig Dr Pepper Inc.
4.50%	11/15/45	40,000	42,374	(a	)
4.60%	05/25/28	12,000	13,134	(a	)
KeyCorp
2.25%	04/06/27	281,000	261,493	(a	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	206,000	203,569	(a	)
4.70%	11/01/42	13,000	12,247	(a	)
5.00%	03/01/43	37,000	33,963	(a	)
5.30%	09/15/20	71,000	70,864	(a	)
6.38%	03/01/41	37,000	31,167	(a	)
Kinder Morgan Inc.
5.05%	02/15/46	35,000	33,463	(a	)
KLA Corp.
3.30%	03/01/50	95,000	89,677	(a	)
4.65%	11/01/24	94,000	99,456	(a	)
Kraft Heinz Foods Co.
2.80%	07/02/20	15,000	15,040	(a	)
L3Harris Technologies Inc.
3.85%	12/15/26	71,000	74,586	(a,h	)
Lam Research Corp.
4.00%	03/15/29	127,000	140,448	(a	)
Lear Corp.
4.25%	05/15/29	107,000	93,835	(a	)
5.25%	05/15/49	47,000	40,710	(a	)
Lincoln National Corp.
3.63%	12/12/26	35,000	35,226	(a	)
4.35%	03/01/48	49,000	45,367	(a	)
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%	02/05/26	200,000	188,872	(a,b	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	203,000	199,173	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	36,000	38,586	(a	)
4.50%	05/15/36	85,000	97,283	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	15,000	14,517	(a	)
4.00%	04/15/25	70,000	74,932	(a	)
4.05%	05/03/47	36,000	36,846	(a	)
4.55%	04/05/49	55,000	60,528	(a	)
5.13%	04/15/50	45,000	55,093	(a	)
LYB International Finance BV
4.88%	03/15/44	20,000	21,458	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
LYB International Finance II BV
3.50%	03/02/27	$18,000	$17,483	(a	)
Marathon Oil Corp.
3.85%	06/01/25	29,000	20,685	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	55,000	57,627	(a	)
4.90%	03/15/49	37,000	45,309	(a	)
Masco Corp.
3.50%	11/15/27	16,000	14,890	(a	)
Mastercard Inc.
3.30%	03/26/27	80,000	87,436	(a	)
3.85%	03/26/50	30,000	36,904	(a	)
McDonald’s Corp.
3.30%	07/01/25	100,000	104,184
3.60%	07/01/30	188,000	198,483
3.63%	09/01/49	29,000	29,186	(a	)
3.70%	01/30/26	14,000	14,770	(a	)
3.80%	04/01/28	65,000	68,720	(a	)
4.20%	04/01/50	120,000	134,399
4.88%	12/09/45	35,000	40,763	(a	)
McKesson Corp.
3.65%	11/30/20	354,000	356,729	(a	)
Medtronic Inc.
4.63%	03/15/45	12,000	15,996	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	118,000	135,876	(a	)
Merck & Company Inc.
2.75%	02/10/25	52,000	54,852	(a	)
4.00%	03/07/49	32,000	40,098	(a	)
MetLife Inc.
4.05%	03/01/45	16,000	16,932	(a	)
4.72%	12/15/44	59,000	65,961	(a	)
Microsoft Corp.
2.40%	08/08/26	67,000	71,127	(a	)
3.45%	08/08/36	40,000	44,680	(a	)
3.50%	02/12/35	46,000	54,035	(a	)
3.70%	08/08/46	129,000	154,483	(a	)
3.95%	08/08/56	68,000	84,808	(a	)
4.10%	02/06/37	18,000	21,725	(a	)
4.50%	02/06/57	19,000	26,203	(a	)
Mitsubishi UFJ Financial Group Inc.
2.80%	07/18/24	264,000	265,111	(a	)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	220,000	228,204	(a,b	)
Molson Coors Beverage Co.
2.10%	07/15/21	142,000	139,458	(a	)
4.20%	07/15/46	32,000	28,886	(a	)
Morgan Stanley
2.75%	05/19/22	189,000	190,079	(a	)
3.70%	10/23/24	28,000	29,568	(a	)
3.95%	04/23/27	128,000	131,598	(a	)
4.35%	09/08/26	188,000	204,023	(a	)
4.38%	01/22/47	56,000	68,144	(a	)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	301,000	302,445	(a,b	)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	120,000	126,146	(b	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	58,000	61,822	(a,b	)
MPLX LP
3.38%	03/15/23	34,000	30,951	(a	)
5.20%	12/01/47	33,000	26,472	(a,h	)
5.25%	01/15/25	598,000	554,191	(a,h	)
6.25%	10/15/22	170,000	156,062	(a,h	)
MPLX LP 1.10% + 3 month USD LIBOR
2.10%	09/09/22	180,000	171,635	(a,b	)
Mylan Inc.
5.20%	04/15/48	44,000	43,809	(a	)
Mylan N.V.
3.15%	06/15/21	61,000	60,235	(a	)
3.95%	06/15/26	15,000	15,236	(a	)

		Principal Amount	Fair Value
National Oilwell Varco Inc.
3.60%	12/01/29	$140,000	$105,319	(a	)
National Retail Properties Inc.
4.00%	11/15/25	65,000	67,404	(a	)
Newfield Exploration Co.
5.63%	07/01/24	439,000	218,618	(a	)
Newmont Corp.
2.25%	10/01/30	115,000	107,139	(a	)
4.88%	03/15/42	62,000	72,916	(a	)
Nexen Inc.
6.40%	05/15/37	59,000	79,750	(a	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	123,000	125,918	(a	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	84,000	77,818	(a,b	)
NIKE Inc.
2.40%	03/27/25	235,000	245,032
2.85%	03/27/30	120,000	127,126
3.38%	03/27/50	90,000	98,814
NiSource Inc.
3.95%	03/30/48	28,000	28,621	(a	)
Noble Energy Inc.
3.85%	01/15/28	169,000	119,564	(a	)
3.90%	11/15/24	36,000	29,013	(a	)
4.20%	10/15/49	49,000	26,483	(a	)
5.05%	11/15/44	16,000	9,392	(a	)
Nomura Holdings Inc.
2.65%	01/16/25	230,000	224,894	(a	)
3.10%	01/16/30	208,000	195,863	(a	)
Nordstrom Inc.
4.38%	04/01/30	50,000	40,152	(a	)
5.00%	01/15/44	4,000	2,794	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	61,000	65,369	(a	)
Northrop Grumman Corp.
2.55%	10/15/22	32,000	31,979	(a	)
3.85%	04/15/45	14,000	15,296	(a	)
4.03%	10/15/47	12,000	13,714	(a	)
Novartis Capital Corp.
2.20%	08/14/30	141,000	144,227	(a	)
3.00%	11/20/25	8,000	8,587	(a	)
Nucor Corp.
3.95%	05/01/28	71,000	72,133	(a	)
Nutrien Ltd.
4.00%	12/15/26	32,000	32,840	(a	)
4.90%	06/01/43	60,000	67,294	(a	)
NVIDIA Corp.
2.85%	04/01/30	45,000	47,138
3.50%	04/01/50	115,000	126,101
NXP BV/NXP Funding LLC
4.13%	06/01/21	502,000	506,694	(a,h	)
Occidental Petroleum Corp.
2.70%	08/15/22	115,000	82,102	(a	)
2.90%	08/15/24	57,000	31,336	(a	)
4.85%	03/15/21	10,000	8,381	(a	)
Olahoma G & E Co.
3.25%	04/01/30	80,000	80,407
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	79,000	80,254	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	18,000	18,857	(a	)
ONEOK Inc.
4.35%	03/15/29	88,000	71,844	(a	)
5.20%	07/15/48	116,000	92,157	(a	)
Oracle Corp.
2.40%	09/15/23	34,000	34,637	(a	)
2.50%	04/01/25	141,000	143,053	(d	)
2.65%	07/15/26	91,000	92,607	(a	)
2.95%	04/01/30	141,000	142,224
3.60%	04/01/50	94,000	93,851

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.80%	11/15/37	$22,000	$22,557	(a	)
4.00%	07/15/46 - 11/15/47	125,000	134,113	(a	)
4.13%	05/15/45	30,000	32,852	(a	)
Otis Worldwide Corp.
2.06%	04/05/25	115,000	112,343	(a,h	)
2.57%	02/15/30	60,000	58,107	(a,h	)
3.36%	02/15/50	55,000	53,352	(a,h	)
Owens Corning
4.40%	01/30/48	36,000	31,092	(a	)
PacifiCorp
6.25%	10/15/37	4,000	5,125	(a	)
Parker-Hannifin Corp.
3.25%	06/14/29	82,000	83,307	(a	)
PayPal Holdings Inc.
2.65%	10/01/26	125,000	122,272	(a	)
PepsiCo Inc.
2.63%	07/29/29	121,000	126,262	(a	)
3.45%	10/06/46	33,000	37,165	(a	)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	227,000	226,873	(a	)
4.38%	03/15/26	200,000	203,820	(a	)
Petroleos Mexicanos
5.35%	02/12/28	48,000	33,085	(a	)
5.63%	01/23/46	33,000	20,085	(a	)
6.35%	02/12/48	60,000	37,417	(a	)
6.49%	01/23/27	55,000	40,528	(a,h	)
6.50%	03/13/27	110,000	81,451	(a	)
7.69%	01/23/50	94,000	63,884	(a,h	)
Pfizer Inc.
2.63%	04/01/30	95,000	99,938
3.45%	03/15/29	39,000	42,932	(a	)
3.60%	09/15/28	93,000	101,832	(a	)
3.90%	03/15/39	51,000	59,059	(a	)
4.13%	12/15/46	42,000	51,441	(a	)
4.40%	05/15/44	19,000	23,948	(a	)
Philip Morris International Inc.
3.38%	08/15/29	66,000	69,484	(a	)
4.13%	03/04/43	37,000	39,211	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	26,000	23,963	(a	)
4.68%	02/15/45	48,000	39,261	(a	)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	203,000	143,742	(a	)
3.65%	06/01/22	132,000	121,028	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	79,000	78,228	(a	)
Precision Castparts Corp.
4.38%	06/15/45	60,000	66,673	(a	)
Prologis LP
4.38%	02/01/29	77,000	83,327	(a	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	86,000	73,619	(a,b	)
Public Service Company of Colorado
3.70%	06/15/28	84,000	89,359	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	135,000	134,218	(a	)
QUALCOMM Inc.
2.90%	05/20/24	3,000	3,104	(a	)
3.00%	05/20/22	30,000	30,584	(a	)
3.25%	05/20/27	4,000	4,208	(a	)
4.30%	05/20/47	16,000	19,506	(a	)
Quest Diagnostics Inc.
2.95%	06/30/30	35,000	34,228	(a	)
Realty Income Corp.
3.00%	01/15/27	29,000	27,579	(a	)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,088	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	37,000	43,571	(a	)
Rockwell Automation Inc.
4.20%	03/01/49	66,000	74,816	(a	)

		Principal Amount	Fair Value
Rockwell Collins Inc.
3.50%	03/15/27	$50,000	$51,623	(a	)
Rogers Communications Inc.
5.00%	03/15/44	25,000	29,676	(a	)
Roper Technologies Inc.
2.95%	09/15/29	97,000	96,128	(a	)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	201,000	204,445	(a,b	)
RPM International Inc.
3.75%	03/15/27	40,000	37,948	(a	)
Ryder System Inc.
2.90%	12/01/26	245,000	239,914	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	44,000	37,677	(a	)
5.00%	03/15/27	16,000	14,106	(a	)
5.88%	06/30/26	141,000	128,090	(a	)
Santander Holdings USA Inc.
3.70%	03/28/22	196,000	193,666	(a	)
4.40%	07/13/27	40,000	38,225	(a	)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	199,928	(a,h	)
Saudi Arabian Oil Co.
3.50%	04/16/29	254,000	250,060	(a,h	)
4.38%	04/16/49	254,000	253,111	(a,h	)
Schlumberger Holdings Corp.
3.90%	05/17/28	76,000	70,700	(a,h	)
Selective Insurance Group Inc.
5.38%	03/01/49	38,000	41,449	(a	)
Sempra Energy
3.80%	02/01/38	26,000	24,740	(a	)
4.00%	02/01/48	35,000	35,139	(a	)
Shell International Finance BV
2.38%	08/21/22	119,000	119,584	(a	)
3.13%	11/07/49	112,000	111,225	(a	)
3.75%	09/12/46	29,000	31,202	(a	)
4.13%	05/11/35	37,000	42,444	(a	)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	13,000	13,134	(a	)
3.20%	09/23/26	21,000	21,371	(a	)
Simon Property Group LP
3.38%	06/15/27	55,000	53,438	(a	)
Southern California Edison Co.
2.40%	02/01/22	104,000	102,152	(a	)
2.90%	03/01/21	143,000	142,514	(a	)
4.00%	04/01/47	166,000	173,837	(a	)
4.20%	03/01/29	123,000	131,050	(a	)
Southern Company Gas Capital Corp.
3.95%	10/01/46	91,000	81,225	(a	)
4.40%	05/30/47	13,000	13,497	(a	)
Southern Copper Corp.
5.88%	04/23/45	64,000	67,687	(a	)
Southwest Airlines Co.
2.63%	02/10/30	140,000	117,356	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	62,000	58,873	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	15,000	13,862	(a	)
4.50%	03/15/45	13,000	11,844	(a	)
Spirit Realty LP
4.00%	07/15/29	106,000	99,955	(a	)
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%	01/30/26	287,000	269,249	(a,b,h	)
Starbucks Corp.
4.00%	11/15/28	40,000	42,767	(a	)
Steel Dynamics Inc.
3.45%	04/15/30	70,000	63,310	(a	)
4.13%	09/15/25	404,000	373,748	(a	)
Sumitomo Mitsui Financial Group Inc.
2.35%	01/15/25	448,000	443,063	(a	)
2.78%	07/12/22	159,000	160,056	(a	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Suncor Energy Inc.
4.00%	11/15/47	$15,000	$13,861	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	62,000	42,790	(a	)
Suzano Austria GmbH
6.00%	01/15/29	244,000	227,379	(a	)
Syngenta Finance N.V.
3.70%	04/24/20	225,000	225,322	(a,h	)
3.93%	04/23/21	330,000	310,827	(a,h	)
4.44%	04/24/23	200,000	188,694	(a,h	)
Sysco Corp.
3.25%	07/15/27	46,000	41,986	(a	)
5.65%	04/01/25	55,000	57,450	(d	)
5.95%	04/01/30	30,000	31,649	(d	)
6.60%	04/01/50	25,000	26,865	(d	)
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	310,000	315,019	(a	)
Tampa Electric Co.
4.35%	05/15/44	118,000	128,489	(a	)
Target Corp.
2.25%	04/15/25	141,000	144,120
2.50%	04/15/26	54,000	55,474	(a	)
2.65%	09/15/30	30,000	31,282
Teck Resources Ltd.
5.40%	02/01/43	51,000	39,990	(a	)
Telefonica Emisiones S.A.
4.10%	03/08/27	300,000	309,156	(a	)
Texas Instruments Inc.
3.88%	03/15/39	71,000	81,212	(a	)
The Allstate Corp.
4.20%	12/15/46	36,000	41,619	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	127,000	112,892	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	71,000	62,685	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	101,000	79,627	(a,b	)
The Boeing Co.
2.70%	02/01/27	178,000	162,893	(a	)
2.95%	02/01/30	57,000	52,686	(a	)
3.25%	03/01/28	14,000	13,222	(a	)
3.55%	03/01/38	12,000	10,525	(a	)
3.75%	02/01/50	50,000	45,591	(a	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	227,000	239,844	(a,h	)
The Dow Chemical Co.
4.25%	10/01/34	66,000	63,223	(a	)
5.55%	11/30/48	48,000	54,480	(a	)
The Estee Lauder Companies Inc.
2.38%	12/01/29	70,000	67,850	(a	)
3.13%	12/01/49	55,000	53,236	(a	)
The George Washington University
4.13%	09/15/48	100,000	108,897	(a	)
The Goldman Sachs Group Inc.
2.60%	02/07/30	85,000	79,976	(a	)
3.50%	04/01/25	80,000	82,155
3.50%	11/16/26	181,000	185,706	(a	)
3.85%	01/26/27	30,000	30,670	(a	)
4.25%	10/21/25	5,000	5,185	(a	)
5.15%	05/22/45	49,000	55,054	(a	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	124,000	124,326	(a,b	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	129,000	129,328	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	48,000	49,592	(a,b	)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	$56,000	$57,560	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	82,000	86,519	(a,b	)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	200,000	194,734	(a	)
The Hartford Financial Services Group Inc. (3.82% fixed rate until 05/01/20; 2.13% + 3 month USD LIBOR)
3.82%	02/12/67	120,000	77,912	(a,b,h	)
The Home Depot Inc.
2.70%	04/15/30	100,000	102,041
3.35%	04/15/50	188,000	197,906
3.50%	09/15/56	60,000	61,484	(a	)
3.90%	12/06/28 - 06/15/47	90,000	100,056	(a	)
4.50%	12/06/48	39,000	47,442	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	163,000	164,689	(a	)
The Kroger Co.
2.95%	11/01/21	149,000	150,447	(a	)
4.65%	01/15/48	33,000	36,431	(a	)
The Mosaic Co.
5.63%	11/15/43	14,000	12,525	(a	)
The Procter & Gamble Co.
2.45%	03/25/25	95,000	100,072	(a	)
3.60%	03/25/50	40,000	49,668	(a	)
The Sherwin-Williams Co.
2.75%	06/01/22	2,000	2,004	(a	)
3.45%	06/01/27	4,000	4,038	(a	)
4.50%	06/01/47	11,000	12,030	(a	)
The Southern Co.
3.25%	07/01/26	28,000	27,745	(a	)
4.40%	07/01/46	15,000	15,604	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	75,000	74,573	(a,b	)
The Walt Disney Co.
3.38%	11/15/26	16,000	16,738	(a	)
4.00%	10/01/23	220,000	235,081	(a	)
4.75%	11/15/46	13,000	16,489	(a	)
6.65%	11/15/37	94,000	132,304	(a	)
The Williams Companies Inc.
3.75%	06/15/27	16,000	14,837	(a	)
4.85%	03/01/48	46,000	42,993	(a	)
5.40%	03/04/44	14,000	12,608	(a	)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	30,000	32,283	(a	)
4.50%	03/25/30	30,000	33,860	(a	)
Time Warner Cable LLC
4.50%	09/15/42	12,000	11,435	(a	)
6.55%	05/01/37	42,000	49,621	(a	)
TJX Companies Inc.
3.50%	04/15/25	100,000	102,513
3.88%	04/15/30	80,000	82,819
4.50%	04/15/50	50,000	53,974
Total Capital International S.A.
3.46%	02/19/29	99,000	104,944	(a	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	124,000	126,057	(a	)
4.88%	01/15/26	20,000	21,677	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	55,000	50,467	(a	)
Trinity Health Corp.
3.43%	12/01/48	37,000	38,732	(a	)
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	93,000	95,650	(a,b	)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	252,000	208,885	(a,b	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
4.13%	06/01/44	$18,000	$19,788	(a	)
Tyco Electronics Group S.A.
3.13%	08/15/27	52,000	54,909	(a	)
Tyson Foods Inc.
4.00%	03/01/26	175,000	185,141	(a	)
4.55%	06/02/47	16,000	17,826	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	166,000	155,497	(a,b	)
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	284,000	281,240	(a,b,h	)
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%	08/13/30	259,000	252,256	(a,b,h	)
UDR Inc.
3.00%	08/15/31	75,000	70,840	(a	)
Union Pacific Corp.
3.50%	06/08/23	87,000	90,082	(a	)
3.60%	09/15/37	18,000	18,643	(a	)
4.10%	09/15/67	37,000	38,150	(a	)
4.30%	03/01/49	51,000	57,761	(a	)
United Technologies Corp.
3.13%	05/04/27	142,000	144,756	(a	)
3.65%	08/16/23	11,000	11,603	(a	)
3.95%	08/16/25	34,000	37,043	(a	)
4.13%	11/16/28	10,000	10,967	(a	)
4.15%	05/15/45	56,000	60,664	(a	)
4.45%	11/16/38	45,000	50,498	(a	)
4.50%	06/01/42	39,000	44,515	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	92,000	110,756	(a	)
4.75%	07/15/45	29,000	37,148	(a	)
Vale S.A.
5.63%	09/11/42	29,000	29,101	(a	)
Valero Energy Corp.
4.00%	04/01/29	118,000	109,728	(a	)
Ventas Realty LP
3.25%	10/15/26	67,000	63,436	(a	)
Verizon Communications Inc.
4.33%	09/21/28	42,000	47,610	(a	)
4.40%	11/01/34	98,000	113,472	(a	)
4.52%	09/15/48	54,000	68,149	(a	)
4.67%	03/15/55	52,000	66,119	(a	)
4.86%	08/21/46	212,000	276,102	(a	)
5.25%	03/16/37	42,000	53,420	(a	)
ViacomCBS Inc.
2.90%	01/15/27	34,000	30,481	(a	)
3.45%	10/04/26	47,000	43,917	(a	)
3.70%	06/01/28	41,000	37,098	(a	)
4.38%	03/15/43	48,000	41,943	(a	)
5.25%	04/01/44	12,000	11,411	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	102,000	112,095	(a	)
Visa Inc.
1.90%	04/15/27	376,000	374,940
2.05%	04/15/30	90,000	89,869
2.70%	04/15/40	50,000	49,632
4.30%	12/14/45	44,000	55,040	(a	)
Vistra Operations Company LLC
3.55%	07/15/24	232,000	218,259	(a,h	)
Vodafone Group PLC
4.38%	05/30/28	53,000	55,842	(a	)
5.25%	05/30/48	37,000	43,898	(a	)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	400,000	394,980	(a,h	)
Vornado Realty LP
3.50%	01/15/25	35,000	33,576	(a	)
Vulcan Materials Co.
3.90%	04/01/27	18,000	18,063	(a	)

		Principal Amount	Fair Value
Walmart Inc.
3.63%	12/15/47	$43,000	$50,313	(a	)
3.70%	06/26/28	80,000	89,782	(a	)
3.95%	06/28/38	34,000	40,186	(a	)
4.05%	06/29/48	56,000	69,724	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	57,000	57,739	(a	)
Wells Fargo & Co.
4.15%	01/24/29	160,000	174,330	(a	)
4.75%	12/07/46	162,000	181,683	(a	)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	46,000	45,549	(a,b	)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	149,000	153,333	(a,b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	88,000	89,408	(a,b	)
Western Midstream Operating LP
3.10%	02/01/25	220,000	112,191	(a	)
5.38%	06/01/21	166,000	132,891	(a	)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	188,000	180,580	(a,b	)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	106,000	101,850	(a,b	)
Weyerhaeuser Co.
4.00%	04/15/30	235,000	237,348
Willis North America Inc.
3.60%	05/15/24	62,000	63,113	(a	)
WPP Finance 2010
3.75%	09/19/24	40,000	40,410	(a	)
WRKCo Inc.
3.00%	09/15/24	48,000	46,441	(a	)
Xcel Energy Inc.
3.40%	06/01/30	115,000	117,372	(d	)
Xilinx Inc.
2.95%	06/01/24	37,000	36,347	(a	)
Zoetis Inc.
3.00%	09/12/27	17,000	17,256	(a	)
3.90%	08/20/28	53,000	58,307	(a	)
			72,860,993
Non-Agency Collateralized Mortgage Obligations – 3.2%
Banc of America Commercial Mortgage Trust 2016-UBS10
4.91%	07/15/49	290,000	284,573	(a,b	)
BANK 2019-BNK17
4.52%	04/15/52	122,000	104,467	(a,b	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
1.45%	11/15/35	320,615	302,597	(a,b,h	)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	460,000	466,599	(a	)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	839,000	868,628	(a	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	411,607	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	336,823	339,308	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	250,000	254,496	(a,b	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	177,753	(a,b,h	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	250,209	(a,b	)
GS Mortgage Securities Trust 2012-GCJ9
1.94%	11/10/45	693,459	28,599	(a,b,c	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	333,000	342,917	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	767,075	824,168	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	291,000	300,935	(a,b	)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
1.67%	10/25/34	$40,312	$34,221	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.50%	12/15/47	581,931	18,238	(a,b,c	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	125,000	128,802	(a,b	)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.66%	11/15/48	250,000	239,143	(a,b	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,569	55	(a,c	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%	03/15/48	3,380,367	115,402	(a,b,c	)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	195,927	188,071	(a,b	)
Morgan Stanley Co.
0.00%	TBA	480,000	480,000
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	213,000	212,222	(a,b	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%	02/15/48	2,671,896	123,465	(a,b,c	)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	175,000	160,757	(a	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	244,845	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	551,810	(a,b	)
			7,453,887
Sovereign Bonds – 1.1%
Government of Chile
2.55%	01/27/32	290,000	289,527	(a	)
Government of Chile
3.86%	06/21/47	200,000	216,742	(a	)
Government of Colombia
5.00%	06/15/45	200,000	204,620	(a	)
Government of Mexico
4.00%	10/02/23	86,000	87,568	(a	)
4.75%	03/08/44	200,000	202,126	(a	)
Government of Panama
3.16%	01/23/30	200,000	200,232	(a	)
3.87%	07/23/60	200,000	200,756	(a	)
Government of Peru
5.63%	11/18/50	105,000	153,919	(a	)
Government of Philippines
3.95%	01/20/40	200,000	219,244	(a	)
Government of Qatar
3.38%	03/14/24	200,000	203,746	(a,h	)
4.82%	03/14/49	258,000	304,724	(a,h	)
Government of Uruguay
5.10%	06/18/50	105,744	120,340	(a	)
			2,403,544
Municipal Bonds and Notes – 0.4%
American Municipal Power Inc.
6.27%	02/15/50	135,000	180,210	(a	)
Port Authority of New York & New Jersey
4.46%	10/01/62	220,000	243,034	(a	)

		Principal Amount	Fair Value
State of California
4.60%	04/01/38	$200,000	$220,214	(a	)
State of Illinois
5.10%	06/01/33	95,000	94,300	(a	)
The University of Texas System
3.35%	08/15/47	115,000	123,003	(a	)
			860,761
Total Bonds and Notes (Cost $219,562,777)			227,319,972

		Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475)		7,459	181,627	(a,b	)

		Principal Amount	Fair Value
Purchased Options – 0.1%

Purchased Options – 0.1%
10 Yr. U.S. Treasury Notes Futures (Strike price 138 USD, expiration date 05/22/20) (Strike price 138.00 USD, expiration date 05/22/20)		$39,000 $	68,250
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20) (Strike price 175.00 USD, expiration date 05/22/20)		30,000	182,812
Total Options (Cost $152,369)			251,062

Total Investments in Securities (Cost $219,901,621)			227,752,661

Short-Term Investments – 14.7%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $33,986,371)		33,986,371	33,986,371	(e,j	)

Total Investments (Cost $253,887,992)			261,739,032

Liabilities in Excess of Other Assets, net – (13.5)%			(31,194,035)

NET ASSETS – 100.0%			$230,544,997

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$9,451	1.00%/ Quarterly	12/20/24	$(33,936)	$(147,708)	$113,772
Markit CDX North America High Yield Index	Intercontinental Exchange	12,382	5.00%/ Quarterly	12/20/24	(754,890)	(582,644)	(172,246)
							$(58,474)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$10,657	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(441,128)	$—	$(441,128)

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2020	8	$1,607,002	$1,775,000	$167,998
2 Yr. U.S. Treasury Notes Futures	June 2020	145	31,736,633	31,955,508	218,875
5 Yr. U.S. Treasury Notes Futures	June 2020	49	6,043,886	6,142,609	98,723
					$485,596

The Fund had the following short futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2020	11	$(1,934,453)	$(1,969,688)	$(35,235)
5 Yr. U.S. Treasury Notes Futures	June 2020	15	(1,869,721)	(1,880,390)	(10,669)
10 Yr. U.S. Treasury Ultra Futures	June 2020	48	(7,277,682)	(7,489,500)	(211,818)
10 Yr. U.S. Treasury Notes Futures	June 2020	20	(2,728,076)	(2,773,750)	(45,674)
					$(303,396)
					$182,200

The Fund had the following Purchased Options contracts at March 31, 2020:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Notes Futures (Strike price 138.00 USD, expiration date 05/22/20)	Goldman Sachs & Co.	$138.00	05/22/20	39	$39,000	$68,250	$67,309	$941
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20)	Goldman Sachs & Co.	175.00	05/22/20	30	30,000	182,812	85,060	97,752
								$98,693

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

(a)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Amount is less than $0.50.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to $16,278,861 or 7.06% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Step coupon bond.
(j)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$65,785,612	$—	$65,785,612
	Agency Mortgage Backed	—	66,706,722	—	66,706,722
	Agency Collateralized Mortgage Obligations	—	3,565,456	—	3,565,456
	Asset Backed	—	7,682,997	—	7,682,997
	Corporate Notes	—	72,860,993	—	72,860,993
	Non-Agency Collateralized Mortgage Obligations	—	7,453,887	—	7,453,887
	Sovereign Bonds	—	2,403,544	—	2,403,544
	Municipal Bonds and Notes	—	860,761	—	860,761
	Preferred Stock	181,627	—	—	181,627
	Purchased Options	251,062	—	—	251,062
	Short-Term Investments	33,986,371	—	—	33,986,371

	Total Investments in Securities	$34,419,060	$227,319,972	$—	$261,739,032

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$113,772	$—	$113,772
	Credit Default Swap Contracts - Unrealized Depreciation	—	(172,246)	—	(172,246)
	Interest Rate Swap Contracts - Unrealized Appreciation	—	(441,128)	—	(441,128)
	Long Futures Contracts - Unrealized Appreciation	485,596	—	—	485,596
	Short Futures Contracts - Unrealized Depreciation	(303,396)	—	—	(303,396)

	Total Other Financial Instruments	$182,200	$(499,602)	$—	$(317,402)

Elfun Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,778,498	35,778,498	65,194,606	66,986,733	—	—	33,986,371	$33,986,371	96,988	—

TOTAL		$35,778,498	$65,194,606	$66,986,733	$—	$—		$33,986,371	$96,988	$—

The Fund had the following Purchased Options contracts at March 31, 2020:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Notes Futures (Strike price 138 USD, expiration date 05/22/20)		$138.00	05/22/20	39	$39,000	$68,250	$67,310	$941
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20)		175.00	05/22/20	30	30,000	$182,812	85,059	97,753
								$98,694

Elfun Income Fund

Notes to Schedule of Investments – March 31, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in each Fund’s Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2020, the Fund entered into futures contracts to manage interest rate risk.

Options on Futures Contracts The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2020, the Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps

During the period ended March 31, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2020, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.